Northwestern Mutual Series Fund, Inc.

Supplement dated June 3, 2013

to the

Statutory Prospectus Dated May 1, 2013

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) dated May 1, 2013 (the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Focused Appreciation Portfolio

Effective May 31, 2013, Ron Sachs will no longer serve as the portfolio manager for the Focused Appreciation Portfolio (“Portfolio”). Accordingly, the summary for the Portfolio contained in the Prospectus is hereby amended as of such date to replace the corresponding information in the “PORTFOLIO MANAGEMENT” section of such summary with the following language:

“Portfolio Manager: A. Douglas Rao, Portfolio Manager, began managing the Portfolio in 2013.”

In addition, the information currently set forth under the “Focused Appreciation Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” shall be deemed deleted and replaced with the following text:

“Focused Appreciation Portfolio

A. Douglas Rao, Portfolio Manager, has been employed by Janus since 2013. He is also Portfolio Manager of other Janus accounts. Prior to joining Janus, Mr. Rao was a partner and portfolio manager with Chautauqua Capital Management from 2012 to May 2013, and a portfolio manager with Marsico Capital Management, LLC from 2007 to 2012.”

Northwestern Mutual Series Fund, Inc.

Focused Appreciation Portfolio

Supplement Dated June 3, 2013

to the

Summary Prospectus for the Focused Appreciation Portfolio Dated May 1, 2013

The following information supplements the Summary Prospectus for the Focused Appreciation Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2013 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Effective May 31, 2013, Ron Sachs will no longer serve as the portfolio manager for the Focused Appreciation Portfolio (“Portfolio”). Accordingly, the Summary Prospectus is hereby amended as of such date to replace the corresponding information in the “PORTFOLIO MANAGEMENT” section with the following language:

“Portfolio Manager: A. Douglas Rao, Portfolio Manager, began managing the Portfolio in 2013.”